Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000248258 | U.S. Treasury Bill_912797TF4
Holdings [Line Items]
Percent of Total Investments	20.04%
C000248258 | Federal National Mortgage Association_313589YU1
Holdings [Line Items]
Percent of Total Investments	12.80%
C000248258 | Federal National Mortgage Association_313589YZ0
Holdings [Line Items]
Percent of Total Investments	11.65%
C000248258 | U.S. Treasury Bill_912797UN5
Holdings [Line Items]
Percent of Total Investments	10.06%
C000248258 | U.S. Treasury Bill_912797RF6
Holdings [Line Items]
Percent of Total Investments	10.05%
C000248258 | Federal Home Loan Mortgage CorporationVirginia_313397YZ8
Holdings [Line Items]
Percent of Total Investments	8.57%
C000248258 | Federal Home Loan Mortgage CorporationVirginia_313397ZB0
Holdings [Line Items]
Percent of Total Investments	8.11%
C000248258 | Federal Home Loan Mortgage CorporationVirginia_313397YU9
Holdings [Line Items]
Percent of Total Investments	7.46%
C000248258 | South Street Securities Repurchase Agreement_RPER1IQR5
Holdings [Line Items]
Percent of Total Investments	6.60%
C000248258 | Tennessee Valley Authority_880590ZB3
Holdings [Line Items]
Percent of Total Investments	4.09%
C000248258 | 0.6700213848069812383049063250
Holdings [Line Items]
Percent of Total Investments	67.00%
C000248258 | 0.3299786151930187616950936750
Holdings [Line Items]
Percent of Total Investments	33.00%
C000243299 | U.S. Treasury Bill_912797TF4
Holdings [Line Items]
Percent of Total Investments	20.04%
C000243299 | Federal National Mortgage Association_313589YU1
Holdings [Line Items]
Percent of Total Investments	12.80%
C000243299 | Federal National Mortgage Association_313589YZ0
Holdings [Line Items]
Percent of Total Investments	11.65%
C000243299 | U.S. Treasury Bill_912797UN5
Holdings [Line Items]
Percent of Total Investments	10.06%
C000243299 | U.S. Treasury Bill_912797RF6
Holdings [Line Items]
Percent of Total Investments	10.05%
C000243299 | Federal Home Loan Mortgage CorporationVirginia_313397YZ8
Holdings [Line Items]
Percent of Total Investments	8.57%
C000243299 | Federal Home Loan Mortgage CorporationVirginia_313397ZB0
Holdings [Line Items]
Percent of Total Investments	8.11%
C000243299 | Federal Home Loan Mortgage CorporationVirginia_313397YU9
Holdings [Line Items]
Percent of Total Investments	7.46%
C000243299 | South Street Securities Repurchase Agreement_RPER1IQR5
Holdings [Line Items]
Percent of Total Investments	6.60%
C000243299 | Tennessee Valley Authority_880590ZB3
Holdings [Line Items]
Percent of Total Investments	4.09%
C000243299 | 0.6700213848069812383049063250
Holdings [Line Items]
Percent of Total Investments	67.00%
C000243299 | 0.3299786151930187616950936750
Holdings [Line Items]
Percent of Total Investments	33.00%
C000248259 | U.S. Treasury Bill_912797TF4
Holdings [Line Items]
Percent of Total Investments	20.04%
C000248259 | Federal National Mortgage Association_313589YU1
Holdings [Line Items]
Percent of Total Investments	12.80%
C000248259 | Federal National Mortgage Association_313589YZ0
Holdings [Line Items]
Percent of Total Investments	11.65%
C000248259 | U.S. Treasury Bill_912797UN5
Holdings [Line Items]
Percent of Total Investments	10.06%
C000248259 | U.S. Treasury Bill_912797RF6
Holdings [Line Items]
Percent of Total Investments	10.05%
C000248259 | Federal Home Loan Mortgage CorporationVirginia_313397YZ8
Holdings [Line Items]
Percent of Total Investments	8.57%
C000248259 | Federal Home Loan Mortgage CorporationVirginia_313397ZB0
Holdings [Line Items]
Percent of Total Investments	8.11%
C000248259 | Federal Home Loan Mortgage CorporationVirginia_313397YU9
Holdings [Line Items]
Percent of Total Investments	7.46%
C000248259 | South Street Securities Repurchase Agreement_RPER1IQR5
Holdings [Line Items]
Percent of Total Investments	6.60%
C000248259 | Tennessee Valley Authority_880590ZB3
Holdings [Line Items]
Percent of Total Investments	4.09%
C000248259 | 0.6700213848069812383049063250
Holdings [Line Items]
Percent of Total Investments	67.00%
C000248259 | 0.3299786151930187616950936750
Holdings [Line Items]
Percent of Total Investments	33.00%
C000243300 | U.S. Treasury Bill_912797TF4
Holdings [Line Items]
Percent of Total Investments	20.04%
C000243300 | Federal National Mortgage Association_313589YU1
Holdings [Line Items]
Percent of Total Investments	12.80%
C000243300 | Federal National Mortgage Association_313589YZ0
Holdings [Line Items]
Percent of Total Investments	11.65%
C000243300 | U.S. Treasury Bill_912797UN5
Holdings [Line Items]
Percent of Total Investments	10.06%
C000243300 | U.S. Treasury Bill_912797RF6
Holdings [Line Items]
Percent of Total Investments	10.05%
C000243300 | Federal Home Loan Mortgage CorporationVirginia_313397YZ8
Holdings [Line Items]
Percent of Total Investments	8.57%
C000243300 | Federal Home Loan Mortgage CorporationVirginia_313397ZB0
Holdings [Line Items]
Percent of Total Investments	8.11%
C000243300 | Federal Home Loan Mortgage CorporationVirginia_313397YU9
Holdings [Line Items]
Percent of Total Investments	7.46%
C000243300 | South Street Securities Repurchase Agreement_RPER1IQR5
Holdings [Line Items]
Percent of Total Investments	6.60%
C000243300 | Tennessee Valley Authority_880590ZB3
Holdings [Line Items]
Percent of Total Investments	4.09%
C000243300 | 0.6700213848069812383049063250
Holdings [Line Items]
Percent of Total Investments	67.00%
C000243300 | 0.3299786151930187616950936750
Holdings [Line Items]
Percent of Total Investments	33.00%